Revenue from Contracts with Customers - Additional Information (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2018 JPY (¥)
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Contract costs	¥ 4,367
Amortisation expenses of contract costs	¥ 2,172